Organization and Description of Business (Details) - USD ($) $ in Millions		9 Months Ended
	May 31, 2022	Sep. 28, 2024
Organization and Description of Business [Line Items]
Revenue	$ 17.5
Service contracts amount	$ 60.0
Description of business gross profit earned	Typical contribution for EOR projects would be 80-85% of the gross profit earned, compared to 40-50% for traditional staffing which negates the impact of lower gross margins.
Headway Workforce Solutions [Member]
Organization and Description of Business [Line Items]
Revenue percentagr	12.70%
Employer of Record Service Contracts [Member]
Organization and Description of Business [Line Items]
Description of business gross profit earned		A typical contribution for EOR projects would be 80-85% of the gross profit earned, compared to 40-50% for traditional staffing which negates the impact of lower gross margins.
Minimum [Member]
Organization and Description of Business [Line Items]
Revenue	$ 23.5
Maximum [Member]
Organization and Description of Business [Line Items]
Revenue	$ 184.9